LEASE LIABILITY	9 Months Ended
Sep. 30, 2022
Lease Liability
LEASE LIABILITY

14. LEASE LIABILITY

The Company leases certain assets under lease agreements. The lease liabilities consist of leases of facilities and vehicles with terms ranging from one to five years. The leases are calculated using incremental borrowing rates ranging from 7.5% to 10.5%

Total
Balance at December 31, 2020	$158,124
Additions	440,675
Interest expense	26,964
Lease payments	(128,995)
Lease removal	(7,645)
Balance at December 31, 2021	$489,123
Interest expense	30,859
Lease payments	(112,070)
Balance at September 30, 2022	$407,912

Which consists of:

	September 30, 2022	December 31, 2021
Current lease liability	$118,077	$110,481
Non-current lease liability	289,835	378,642
Ending balance	$407,912	$489,123

Maturity analysis	Total
Less than one year	$151,209
One to three years	219,140
Four to five years	110,013
Greater than five years	-
Total undiscounted lease liabilities	480,362
Amount representing implicit interest	(72,450)
$407,912